Allowance for Loan Losses - Receivable for Partially Charged-Off Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Receivable at beginning of period	$ 1,347	$ 1,241	$ 1,040
Expected future recoveries of current period defaults	290	351	391
Recoveries	(230)	(189)	(155)
Charge-offs	(94)	(56)	(35)
Receivable at end of period	1,313	1,347	1,241
Allowance for estimated recovery shortfalls	(336)	(198)	(148)
Net receivable at end of period	$ 977	$ 1,149	$ 1,093